MainStay Marketfield Fund (First Prospectus Summary) | MainStay Marketfield Fund
Fees and Expenses of the Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A		Investor Class		Class C	Class I	Class R2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Investor Class	Class C	Class I	Class R2
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	1.39%	1.39%	1.39%	1.39%	1.39%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	none	0.25%
Dividend Expense on Securities Sold Short		0.81%	0.82%	0.81%	0.80%	0.81%
Broker Fees and Charges on Short Sales		0.28%	0.28%	0.28%	0.28%	0.29%
Remainder of Other Expenses		0.13%	0.14%	0.13%	0.12%	0.24%
Total Other Expenses		1.22%	1.24%	1.22%	1.20%	1.34%
Acquired (Underlying) Fund Fees and Expenses		0.07%	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	[2]	2.93%	2.95%	3.68%	2.66%	3.05%
[1]	The management fee is as follows: 1.40% on assets up to $7.5 billion; 1.38% on assets from $7.5 billion up to $15 billion; and 1.36% on assets in excess of $15 billion.
[2]	Effective October 5, 2012, New York Life Investment Management LLC ('New York Life Investments') has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 1.56% of its average daily net assets. This agreement will be in effect for a two-year period unless extended by New York Life Investments and approved by the Board of Trustees.

Example
Expense Example (USD $)	Class A	Investor Class	Class C	Class I	Class R2
1 Year	830	832	470	269	308
3 Years	1,407	1,412	1,126	826	942
5 Years	2,008	2,017	1,902	1,410	1,601
10 Years	3,623	3,641	3,932	2,993	3,365

Expense Example, No Redemption (USD $)	Class C
1 Year	370
3 Years	1,126
5 Years	1,902
10 Years	3,932